Variable Interest Entities (Details 2) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	$ 391,100,000,000	$ 435,600,000,000
Assets held in consolidated securitization VIEs	8,600,000,000	3,800,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	326,500,000,000	286,800,000,000
JPMorgan Chase interests in securitized assets	3,600,000,000	3,700,000,000
Option ARMs [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	36,100,000,000	42,000,000,000
Assets held in consolidated securitization VIEs	300,000,000	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	35,800,000,000	42,000,000,000
JPMorgan Chase interests in securitized assets	0	100,000,000
Option ARMs [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Option ARMs [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Option ARMs [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	100,000,000
Subprime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	44,000,000,000	50,000,000,000
Assets held in consolidated securitization VIEs	1,600,000,000	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	40,700,000,000	47,300,000,000
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Subprime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Prime [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	153,100,000,000	183,300,000,000
Assets held in consolidated securitization VIEs	2,200,000,000	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	143,800,000,000	171,500,000,000
JPMorgan Chase interests in securitized assets	700,000,000	1,100,000,000
Prime [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Prime [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	700,000,000	900,000,000
Prime [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	200,000,000
Commercial and other [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	153,400,000,000	155,300,000,000
Assets held in consolidated securitization VIEs	0	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	106,200,000,000	24,800,000,000
JPMorgan Chase interests in securitized assets	2,900,000,000	2,400,000,000
Commercial and other [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Commercial and other [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,000,000,000	1,600,000,000
Commercial and other [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	900,000,000	800,000,000
Student [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	4,500,000,000	4,800,000,000
Assets held in consolidated securitization VIEs	4,500,000,000	3,800,000,000
Assets held in nonconsolidated securitization VIEs with continuing involvement	0	1,008,000,000
JPMorgan Chase interests in securitized assets	0	100,000,000
Student [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	100,000,000
Student [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Student [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Auto Loans [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
Total assets held by securitization VIEs	0	200,000,000
Assets held in consolidated securitization VIEs	0	0
Assets held in nonconsolidated securitization VIEs with continuing involvement	0	218,000,000
JPMorgan Chase interests in securitized assets	0	0
Auto Loans [Member] | Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Auto Loans [Member] | Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Auto Loans [Member] | Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	0
Other assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	0	100,000,000
Trading assets [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	2,700,000,000	2,500,000,000
Available-for-sale Securities [Member]
Firm-sponsored mortgage and other consumer securitization trusts [Abstract]
JPMorgan Chase interests in securitized assets	$ 900,000,000	$ 1,100,000,000